Corporate information	12 Months Ended
Jun. 30, 2026
Corporate Information
Corporate information

1. Corporate information

Braiin Limited (the “Company” or “Braiin”) is a for-profit public company limited by shares, incorporated on 4 July 2022 and domiciled in Australia. Its registered office and principal place of business is 283 Rokeby Road, Subiaco, Western Australia 6008. These consolidated financial statements comprise the Company and its controlled entities (together, the “Group”).

The Group’s ordinary shares were admitted to quotation on The Nasdaq Global Market under the ticker BRAI on 12 February 2026. On that date the Group also completed the acquisition of four business groups — VIS Networks Private Limited and its subsidiaries, VIS Global PTE Ltd and its subsidiaries, Vega Global Technologies Pty Ltd and its subsidiaries, and Connect Simple Pty Ltd. The results of those businesses are included in these consolidated financial statements from 12 February 2026, being 139 days of the reporting period.

The Group’s activities span artificial intelligence and machine learning, robotics, unmanned systems, internet of things, network and communications infrastructure, and mission-critical enterprise software and hardware. Following the acquisitions the Group operates across Australia, India, Singapore, the United States, the United Kingdom, Malaysia, Oman, the United Arab Emirates and the Philippines.

These consolidated financial statements were authorised for issue by the Board of Directors on 5 November 2026.